MoA Intermediate Bond Fund Shareholder Fees	Dec. 31, 2024 USD ($)
MoA Intermediate Bond Fund | MoA Intermediate Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00